Sale of Vessels	12 Months Ended
Dec. 31, 2013
Sale of Vessels
Sale of Vessels

20. Sale of Vessels

        The "(Loss)/gain on sale of vessels" of $449 thousand for the year ended December 31, 2013, reflects the following:

  i.
  On November 12, 2013, the Company sold the Komodo. The gross sale consideration was $5.8 million. The Company realized a net gain on this sale of $140.5 thousand and net sale proceeds of $5.0 million. The Komodo was 23 years old.

  ii.
  On October 25, 2013, the Company sold the Lotus. The gross sale consideration was $6.8 million. The Company realized a net gain on this sale of $149.6 thousand and net sale proceeds of $6.1 million. The Lotus was 25 years old.

  iii.
  On October 22, 2013, the Company sold the Kalamata. The gross sale consideration was $5.6 million. The Company realized a net loss on this sale of $224.3 thousand and net sale proceeds of $4.9 million. The Kalamata was 23 years old.
  iv.
  On October 3, 2013, the Company sold the Hope. The gross sale consideration was $8.0 million. The Company realized a net loss on this sale of $670.8 thousand and net sale proceeds of $7.1 million. The Hope was 24 years old.

  v.
  On June 13, 2013, the Company sold the Elbe. The gross sale consideration was $5.6 million. The Company realized a net gain on this sale of $59 thousand and net sale proceeds of $5.0 million. The Elbe was 22 years old.

  vi.
  On May 14, 2013, the Company sold the Honour. The gross sale consideration was $9.1 million. The Company realized a net gain on this sale of $112 thousand and net sale proceeds of $8.0 million. The Honour was 24 years old.

  vii.
  On March 25, 2013, the Company sold the Pride. The gross sale consideration was $6.5 million. The Company realized a net loss on this sale of $671 thousand and net sale proceeds of $5.5 million. The Pride was 25 years old.

  viii.
  On February 28, 2013, the Company sold the Henry. The gross sale consideration was $6.1 million. The Company realized a net gain on this sale of $138 thousand and net sale proceeds of $5.3 million. The Henry was 27 years old.

  ix.
  On February 13, 2013, the Company sold the Independence. The gross sale consideration was $7.0 million. The Company realized a net gain on this sale of $518 thousand and net sale proceeds of $6.0 million. The Independence was 26 years old.

        The "(Loss)/gain on sale of vessels" of $0.8 million for the year ended December 31, 2012, reflects the sale of Montreal (ex Hanjin Montreal), on April 27, 2012. The net sale consideration was $5.6 million. The Company realized a net gain on this sale of $0.8 million. The Montreal (ex Hanjin Montreal) was 28 years old and was generating revenue under its time charter, which expired on March 31, 2012 (refer to Note 4, Fixed Assets, net).

        No vessels were sold by the Company in 2011.